As filed with the Securities and Exchange Commission on February 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2008

Date of reporting period:  December 31, 2007

Item 1. Schedules of Investments.

The Teberg Fund
Schedule of Investments
at December 31, 2007 (Unaudited)

Shares		Value
	EQUITY FUNDS - 26.03%
5,904	AIM Developing Markets Fund - Class A	$198,195
11,048	AIM Leisure Fund - Class A	479,927
1,549	American EuroPacific Growth Fund - Class A	78,794
10,891	American Washington Mutual Investors Fund - Class A	366,256
18,443	Brandywine Fund*	674,647
8,333	Calamos Growth Fund - Class A*	488,710
1,372	CGM Focus Fund	72,042
17,063	Columbia Acorn Fund - Class A	492,605
2,877	DWS Latin America Equity Fund	204,960
10,235	Eaton Vance Worldwide Health Sciences Fund - Class A*	105,219
7,591	Fidelity Select Brokerage & Investment Management Portfolio	510,898
4,677	Fidelity Select Energy Portfolio	311,815
10,372	Fidelity Select Transportation Portfolio	474,422
3,305	FPA Capital Fund	121,323
6,233	FPA Perennial Fund	212,810
31,489	Franklin Mutual Beacon Fund - Class A	492,175
4,850	Gamco Global Telecommunications Fund - Class AAA	128,320
17,261	Heartland Value Fund	716,344
61,222	Ivy Small Cap Growth Fund - Class A*	719,976
2,547	Jennison Natural Resources Fund - Class A	152,787
27,549	Keeley Small Cap Value Fund - Class A*	751,541
3,125	Mairs & Power Growth Fund	238,475
4,975	Matthews Pacific Tiger Fund	138,614
14,946	MFS Mid Cap Growth Fund - Class A*	153,498
14,495	Nicholas Applegate Growth Equity Fund - Class A*	188,865
4,059	Oppenheimer Developing Markets Fund - Class A	197,467
3,370	The Parnassus Fund	123,539
11,664	Seligman Communications & Information Fund - Class A*	445,565
6,207	Templeton Developing Markets Trust - Class A	189,302
4,347	Thompson Plumb Growth Fund	168,844
3,295	Vanguard Energy Fund - Investor Class	271,513
	TOTAL EQUITY FUNDS (Cost $9,807,855)	9,869,448

	EXCHANGE TRADED FUNDS - 19.31%
32,097	DIAMONDS Trust, Series I	4,254,457
45,801	First Trust Amex Biotechnology Index Fund*	1,116,171
1,360	iShares Dow Jones U.S. Real Estate Index Fund	89,352
1,177	iShares Dow Jones U.S. Transportation Average Index Fund	95,631
1,205	iShares MSCI EAFE Index Fund	94,593
6,454	iShares MSCI Emerging Markets Index Fund	970,036
13,699	PowerShares QQQ	701,937
	TOTAL EXCHANGE TRADED FUNDS (Cost $7,216,675)	7,322,177

	FIXED INCOME FUNDS - 17.14%
5,070	American Century Target Maturities Trust Series 2010 Fund - Investor Class	498,309
1,969	American Century Target Maturities Trust Series 2020 Fund - Investor Class	127,568
2,267,704	Franklin Income Fund - Class A	5,873,354
22	PIMCO Total Return Fund - Class A	238
	TOTAL FIXED INCOME FUNDS (Cost $6,828,287)	6,499,469

	MONEY MARKET FUNDS - 37.50%
14,216,382	Fidelity Institutional Money Market Portfolio	14,216,382
	TOTAL MONEY MARKET FUNDS (Cost $14,216,382)	14,216,382
	Total Investments (Cost $38,069,199) - 99.98%	37,907,476
	Other Assets in Excess of Liabilities - 0.02%	6,192
	NET ASSETS - 100.00%	$37,913,668

* Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows**:

Cost of investments	$38,078,063

Gross unrealized appreciation	$968,028
Gross unrealized depreciation	(1,138,615)
Net unrealized depreciation	$(170,587)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   2/22/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   2/22/2008

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   2/22/2008

* Print the name and title of each signing officer under his or her signature.